COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of future minimum payments under non cancelable operating leases
2021	$ 306,311
2022	240,530
2023	129,555
Total	676,396
Total rental related expenses for operating leases	$ 177,453	$ 175,812